Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 141,970	$ 374,091
Accounts receivable	338,876	202,837
Prepaid stock compensation	185,000
Loan receivable	12,500	12,500
Total Current Assets	1,160,896	1,071,978
Operating lease right of use asset	195,510
Property and equipment, net	22,446	41,872	$ 67,775
Total other assets	217,956	41,872
Total Assets	1,378,852	1,113,850
Current Liabilities:
Accounts payable and accruals	32,533	42,414
Operating lease liability – current portion	39,184
Total Current Liabilities	347,426	267,770
Long Term Liabilities:
Operating lease liability – net of current portion	156,070
Deferred lease obligation	2,266
Long Term Liabilities:	158,336
Total Liabilities	505,762	267,770
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 100,055,935 and 10,133,284 shares issued and outstanding, respectively	1,000	101
Additional paid in capital	3,173,778	388,569
Accumulated deficit	(2,301,688)	457,410
Total stockholders’ equity	873,090	846,080	74,623
Members Equity
Total Liabilities and Stockholders’ Equity	1,378,852	1,113,850
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Related Party [Member]
Current Assets:
Due from related parties	482,550	482,550
Current Liabilities:
Loan payable – related party	125,709	77,649
Nonrelated Party [Member]
Current Liabilities:
Loan payable – related party	$ 150,000	147,707
Previously Reported [Member]
Current Assets:
Cash		374,091	104,707
Accounts receivable		212,323	33,868
Due from related parties		510,468	1,184
Loan receivable		12,500	12,500
Total Current Assets		1,109,382	152,259
Property and equipment, net		41,872	67,775
Total other assets		196,872	222,775
Total Assets		1,306,254	375,034
Current Liabilities:
Accounts payable and accruals		82,131	45,994
Loan payable – related party		147,707	149,900
Total Current Liabilities		229,838	195,894
Long Term Liabilities:
Total Liabilities		229,838	195,894
Stockholders’ Equity (Deficit):
Accumulated deficit		460,110	(437,166)
Members Equity
Members contribution		616,306	616,306
Total Members Equity		1,076,416	179,140
Total Liabilities and Stockholders’ Equity		1,306,254	375,034
Previously Reported [Member] | Related Party [Member]
Current Assets:
Related party loan		$ 155,000	$ 155,000